Long-Term Debt - Summary of Credit Facility Balances (Details) $ in Millions, $ in Millions	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 5,581		$ 5,590
Regulated Operation
Line of Credit Facility [Line Items]
Maximum borrowing capacity	3,700
Regulated Operation | ITC | Commercial paper
Line of Credit Facility [Line Items]
Maximum borrowing capacity		$ 400
Amount outstanding		67
Regulated Operation | ITC | Unsecured committed revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity		900
Regulated Operation | UNS Energy | Unsecured committed revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity		500
Regulated Operation | Central Hudson | Unsecured committed revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity		200
Regulated Operation | Central Hudson | Uncommitted credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity		30
Regulated Operation | FortisBC Energy | Unsecured committed revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity	700
Regulated Operation | FortisBC Energy | Uncommitted credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity	55
Regulated Operation | FortisAlberta | Unsecured committed revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity	250
Regulated Operation | FortisBC Electric | Unsecured committed revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity	150
Regulated Operation | FortisBC Electric | Unsecured demand overdraft facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity	10
Regulated Operation | Other Electric | Unsecured committed revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity	190	70
Regulated Operation | Other Electric | Unsecured committed revolving credit facility | First redemption date
Line of Credit Facility [Line Items]
Maximum borrowing capacity	40
Regulated Operation | Other Electric | Unsecured committed revolving credit facility | Second redemption date
Line of Credit Facility [Line Items]
Maximum borrowing capacity	50
Regulated Operation | Other Electric | Unsecured committed revolving credit facility | Third redemption date
Line of Credit Facility [Line Items]
Maximum borrowing capacity	100
Regulated Operation | Other Electric | Unsecured demand facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity	20
Regulated Operation | Other Electric | Unsecured demand facility and emergency standby loan
Line of Credit Facility [Line Items]
Maximum borrowing capacity		$ 60
NON-REGULATED
Line of Credit Facility [Line Items]
Maximum borrowing capacity	1,881
NON-REGULATED | Corporate And Other - Credit Facilities | Unsecured committed revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity	1,850
NON-REGULATED | Corporate And Other - Credit Facilities | Unsecured committed revolving credit facility | First redemption date
Line of Credit Facility [Line Items]
Maximum borrowing capacity	500
NON-REGULATED | Corporate And Other - Credit Facilities | Unsecured committed revolving credit facility | Second redemption date
Line of Credit Facility [Line Items]
Maximum borrowing capacity	50
NON-REGULATED | Corporate And Other - Credit Facilities | Unsecured committed revolving credit facility | Third redemption date
Line of Credit Facility [Line Items]
Maximum borrowing capacity	1,300
NON-REGULATED | Corporate And Other - Credit Facilities | Unsecured non-revolving facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 30